Taxation (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Deferred tax expense		€ 0	€ 0
Statutory tax rate	21.00%
Corporate income tax rate	12.50%
Unrecognised deferred tax assets	€ 1,700	€ 400